UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):    [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Roark, Rearden & Hamot Capital Management, LLC*
Address:    222 Berkeley Street, 17th Floor
            Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seth W. Hamot
Title:    Managing member
Phone:    (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA               November 15, 2010
---------------------     ---------------------    ---------------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           41

Form 13F Information Table Value Total:     $134,239
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number        Name

     1            28-11734                    Costa Brava Partnership III L.P.
     2            28-11736                    Roark, Rearden & Hamot, LLC
     3            28-11733                    Seth W. Hamot

                                       Costa Brava Partnership III L.P.

                                   Form 13F Information Table as of 9/30/2010

                                                            Shares   Market                                    Voting Authority
                            Title of                        or PRN   Value     Investment      Other
Name of Issuer               Class              CUSIP       Amount Long x1000  Discretion     Managers     Sole     Shared     None

AEROPOSTALE                   COM              '007865108   127500   2,964                               127500
AEROPOSTALE                   CALL              007865908      600     189                                  600
ANN TAYLOR STORES CORP        COM              '036115103    25000     506                                25000
ARBOR RLTY TR INC             COM              '038923108   581317   2,930                               581317
JOHNSON & JOHNSON             CALL              478160904        4       1                                    4
MICROSOFT CORP                CALL              594918904     2000     232                                 2000
COMBIMATRIX CORPORATION       COM               20009T105    58377     131                                58377
CONEXANT SYSTEMS INC          COM NEW           207142308  1300000   2,132                              1300000
COTT CORP QUE                 COM               22163N106   500000   3,927                               500000
DG FASTCHANNEL INC            COM               23326R109    50000   1,088                                50000
DIREXION SHS ETF TR           CHINA BEAR 3X     25459W763    25000     499                                25000
DJSP ENTERPRISES INCORPORATE  *W EXP 08/11/201  G7982P120   473000     341                               473000
DJSP ENTERPRISES INCORPORATE  SHS               G7982P104  1736450   6,095                              1736450
ENERGY PARTNERS LTD           COM NEW           29270U303   509066   6,114                               509066
ENZON PHARMACEUTICALS INC     COM               293904108   250000   2,811                               250000
HARVARD BIOSCIENCE INC        COM               416906105   599800   2,279                               599800
INCONTACT INC                 COM               45336E109   113300     263                               113300
INDIA GLOBALIZATION CAP INC   COM               45408X100   303550     358                               303550
IRIDIUM COMMUNICATIONS INC    COM               46269C102   324950   2,775                               324950
KANDI TECHNOLGIES CORP        COM               483709101   400000   1,688                               400000
KID BRANDS INC                COM               49375T100    12500     108                                12500
KIT DIGITAL INC               COM NEW           482470200   525000   6,295                               525000
KKR FINANCIAL HLDGS LLC       COM               48248A306   145600   1,278                               145600
LIBERTY ACQUISITION HLDGS CO  COM               53015Y115   695600   1,134                               695600
MAXYGEN INC                   COM               577776107   320442   1,855                               320442
MDS INC                       COM               55269P302   118609   1,196                               118609
MEDQUIST INC                  COM               584949101  2428272  21,272                              2428272
MIDDLEBY CORP                 COM               596278101    10000     634                                10000
NABI BIOPHARMACEUTICALS       COM               629519109  2528744  12,138                              2528744
NEW YORK & CO INC             COM               649295102   140000     360                               140000
NEWCASTLE INVT CORP           COM               65105M108  1781700   5,523                              1781700
NOVELL INC                    COM               670006105   200000   1,194                               200000
OVERHILL FARMS INC            COM               690212105    63428     291                                63428
PLANAR SYS INC                COM               726900103  1018332   2,322                              1018332
PMI GROUP INC                 COM               69344M101    50000     184                                50000
POPULAR INC                   COM               733174106   750000   2,175                               750000
QLT INC                       COM               746927102  2634644  16,572                              2634644
RADIAN GROUP INC              COM               750236101  1050000   8,211                              1050000
TECHTEAM GLOBAL INC           COM               878311109  1319274   9,169                              1319274
TPC GROUP INC                 COM               89236Y104   150827   3,593                               150827
ULTRALIFE CORP                COM               903899102   325000   1,414                               325000